SHORT-TERM DEBT AND LONG-TERM DEBT - Credit Lines (Details) R$ in Thousands, $ in Millions	Dec. 31, 2025 BRL (R$)	Sep. 30, 2022 USD ($)
Global Credit Line
SHORT-TERM DEBT AND LONG-TERM DEBT
Maximum borrowing capacity	R$ 4,815	$ 875